Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) - Fair value, recurring measurements - Level 3 ¥ in Millions	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)
Interest rate contracts | Option model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ (21,934)	¥ 41,687
Interest rate contracts | Option model | Recovery rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.800
Interest rate contracts | Option model | Recovery rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.900
Interest rate contracts | Option model | Recovery rate | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.850
Interest rate contracts | Option model | Correlation between interest rates | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.300	0.300
Interest rate contracts | Option model | Correlation between interest rates | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.604	0.607
Interest rate contracts | Option model | Correlation between interest rates | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.440	0.446
Interest rate contracts | Option model | Correlation between interest rate and foreign exchange rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.057	(0.020)
Interest rate contracts | Option model | Correlation between interest rate and foreign exchange rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.600	0.600
Interest rate contracts | Option model | Correlation between interest rate and foreign exchange rate | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.343	0.350
Interest rate contracts | Option model | Volatility | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.653	0.612
Interest rate contracts | Option model | Volatility | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	1.346	0.806
Interest rate contracts | Option model | Volatility | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.735	0.756
Foreign exchange contracts | Option model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ 25,319	¥ 9,800
Foreign exchange contracts | Option model | Recovery rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.800
Foreign exchange contracts | Option model | Recovery rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.900
Foreign exchange contracts | Option model | Recovery rate | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.850
Foreign exchange contracts | Option model | Correlation between interest rates | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.300	0.300
Foreign exchange contracts | Option model | Correlation between interest rates | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.700	0.700
Foreign exchange contracts | Option model | Correlation between interest rates | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.456	0.482
Foreign exchange contracts | Option model | Correlation between interest rate and foreign exchange rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.192	0.176
Foreign exchange contracts | Option model | Correlation between interest rate and foreign exchange rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.600	0.600
Foreign exchange contracts | Option model | Correlation between interest rate and foreign exchange rate | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.367	0.363
Foreign exchange contracts | Option model | Volatility | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.107	0.099
Foreign exchange contracts | Option model | Volatility | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.209	0.213
Foreign exchange contracts | Option model | Volatility | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.143	0.141
Foreign exchange contracts | Option model | Correlation between foreign exchange rates | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.500	0.500
Foreign exchange contracts | Option model | Correlation between foreign exchange rates | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.664	0.706
Foreign exchange contracts | Option model | Correlation between foreign exchange rates | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.582	0.664
Equity contracts | Option model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ 3,524	¥ 4,414
Equity contracts | Option model | Volatility | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.200	0.250
Equity contracts | Option model | Volatility | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.355	0.370
Equity contracts | Option model | Volatility | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.275	0.339
Equity contracts | Option model | Correlation between foreign exchange rate and equity | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.060	0.000
Equity contracts | Option model | Correlation between foreign exchange rate and equity | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.500	0.300
Equity contracts | Option model | Correlation between foreign exchange rate and equity | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.100	0.200
Equity contracts | Option model | Correlation between equities | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.057	0.050
Equity contracts | Option model | Correlation between equities | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.950	0.760
Equity contracts | Option model | Correlation between equities | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.589	0.575
Asset-backed securities | Internal model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	¥ 1,684,080	¥ 1,248,241
Asset-backed securities | Internal model | Asset correlations
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.020	0.030
Asset-backed securities | Internal model | Asset correlations | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.020	0.030
Asset-backed securities | Internal model | Discount factor | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.012	0.014
Asset-backed securities | Internal model | Discount factor | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.013	0.016
Asset-backed securities | Internal model | Discount factor | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.013	0.014
Asset-backed securities | Internal model | Prepayment rate
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.280	0.177
Asset-backed securities | Internal model | Prepayment rate | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.280	0.177
Asset-backed securities | Internal model | Probability of default | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.000	0.000
Asset-backed securities | Internal model | Probability of default | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.990	0.930
Asset-backed securities | Internal model | Probability of default | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0	0
Asset-backed securities | Internal model | Recovery rate
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.604	0.550
Asset-backed securities | Internal model | Recovery rate | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.604	0.550
Other debt securities | Discounted cash flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	¥ 659,534	¥ 587,272
Other debt securities | Discounted cash flow | Liquidity premium | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.016	0.009
Other debt securities | Discounted cash flow | Liquidity premium | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.032	0.032
Other debt securities | Discounted cash flow | Liquidity premium | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.024	0.028
Corporate bonds | Discounted cash flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	¥ 175,464
Corporate bonds | Discounted cash flow | Liquidity premium | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.000
Corporate bonds | Discounted cash flow | Liquidity premium | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.002
Corporate bonds | Discounted cash flow | Liquidity premium | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.001